[WELLS FARGO FUNDS LOGO]



SEMI-ANNUAL REPORT

OVERLAND EXPRESS SWEEP FUND



September 30, 2000

                                                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS.........................................................2
---------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS.......................................................4
---------------------------------------------------------------------

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES..........................................7

  STATEMENT OF OPERATIONS......................................................8

  STATEMENTS OF CHANGES IN NET ASSETS..........................................9

  FINANCIAL HIGHLIGHTS........................................................10

NOTES TO FINANCIAL STATEMENTS.................................................12
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................15
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the six-month period ended September 30, 2000, was a time characterized by market volatility. The market included a significant downturn in technology stocks and attractive gains posted by bonds. In all, rapidly changing markets reinforced the importance of diversified portfolios of stocks, bonds and cash to help investors earn more balanced returns in difficult times.
   For stocks, April was the cruelest month. Against a backdrop of ongoing interest rate hikes and their potential impact on corporate earnings, both the Dow Jones Industrial Average (the Dow) and the Nasdaq Composite Index (Nasdaq) went into a tailspin, with the Nasdaq plummeting 25% over five days. Although the Nasdaq would flounder throughout the remainder of the period, the Dow staged an impressive August rally -- only to surrender its gains one month later due to concerns over corporate earnings.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Rising interest rates reflected the Federal Reserve Board's (the Fed) desire to engineer an economic slowdown and to gradually drain speculative excess out of the stock market. The interest rate increases, including an aggressive half-point increase on May 16, 2000, which ultimately achieved the desired affect. The rising interest rates benefited investors by boosting yields on shorter-term securities within money market portfolios. U.S. Government Treasury securities performed well during the second quarter and asset-and mortgage-backed securities, plus U.S. Government agency securities, assumed a leadership role in recent months.
   Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet the investor demand for safety, stability and liquidity.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Regardless of how financial markets have performed over recent months, Wells Fargo Funds continue to encourage investors to think long-term. Wells Fargo Funds continue to stress the importance of a diversified portfolio, a portfolio that can capitalize on market opportunities while shielding investor holdings against a downturn in any one sector. Wells Fargo Funds offers an array of 65 mutual funds designed to meet an investor's risk tolerance and long-term goals. Thank you for investing in Wells Fargo Funds.

  Sincerely,

  /s/ Michael J. Hogan
  MICHAEL J. HOGAN
  PRESIDENT,
  WELLS FARGO FUNDS

OVERLAND EXPRESS SWEEP FUND                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Overland Express Sweep Fund (the Fund) seeks to provide investors with current income while preserving capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGER
  Michael Neitzke

INCEPTION DATE
  10/01/91

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund returned 2.68%(1) for the six-month period ended September 30, 2000. The Fund underperformed its benchmark, the 90-Day Treasury Bill(2), which returned 3.05%. It also underperformed the iMoneyNet All First Tier Retail Money Fund Average(3), which returned 2.91%.
   The Fund seeks to ensure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria it utilizes in investment decisions, allow the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Overland Express Sweep Fund.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund expects that interest rates may decline in the coming year. The Fund is positioned to meet the challenge of this new economic paradigm. The Fund manager will continue his policy of extending the maturity structure of the portfolio and seeking value investments in both short- and long-term securities. With the economic climate clouded by uncertainty over the direction of interest rates, the Fund remains committed to its core objectives of stability and liquidity for investors. However, there is by no means a consensus on the direction of the economy. While the majority consensus leans toward a soft landing and stable interest rates, some believe that energy price hikes may trigger inflation. In view of this uncertainty and its concomitant risks, the Fund is well positioned to maintain a stable asset value of $1.00 per share at any level of market volatility.

PERFORMANCE HIGHLIGHTS                               OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  Since Inception
FUND                              2.68    5.05    4.47           3.84

BENCHMARK

  90-DAY TREASURY BILL            3.05    5.95    5.23           4.73(4)

  IMONEYNET FIRST-TIER RETAIL
    MONEY FUND AVERAGE            2.91    5.52    5.00           4.44(4)

  YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD             5.47%

7-DAY COMPOUND YIELD            5.62%

30-DAY SIMPLE YIELD             5.45%

30-DAY COMPOUND YIELD           5.58%

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                           75 DAYS

NUMBER OF HOLDINGS                                    81

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                    52%

Certificate of Deposits             16%

Time Deposits                       13%

Floating/Variable Rate Notes/Bonds  11%

Corporate Bonds                      5%

Repurchase Agreements                3%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The Government guarantee applies to the underlying securities and NOT to shares of the Fund.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Wells Fargo Overland Express Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Sweep Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Fund was reorganized into the Wells Fargo Fund. Performance shown for periods prior to December 15, 1997, reflects performance of the Overland Express Funds, Inc. Overland Express Sweep Fund, a predecessor fund of the Stagecoach Fund.
(2) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(3) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(4)  The published return closest to Fund's inception date of 10/01/91.
(5)  Portfolio holdings are subject to change.

OVERLAND EXPRESS SWEEP FUND            PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
BANK NOTES - 0.80%
$ 35,000,000  BANK OF AMERICA CORPORATION           7.23%       2/16/01     $   35,000,000
                                                                            --------------

                                                                                35,000,000
TOTAL BANK NOTES (COST $35,000,000)
                                                                            --------------
VARIABLE & FLOATING RATE BONDS - 1.64%
  72,500,000  J.P. MORGAN & COMPANY,
              INCORPORATED++                        6.61        3/16/01         72,500,000
                                                                            --------------

                                                                                72,500,000
TOTAL VARIABLE & FLOATING RATE BONDS (COST
$72,500,000)
                                                                            --------------
VARIABLE & FLOATING RATE NOTES - 8.67%
  45,000,000  ASSOCIATES CORPORATION OF
              NORTH AMERICA++                       6.66        6/26/01         45,000,000
  53,500,000  BEAR STEARNS COMPANIES,
              INCORPORATED++                        6.68        3/29/01         53,500,000
  36,500,000  COMERICA BANK                         6.57        1/12/01         36,495,994
  25,000,000  KEYCORP                               6.66        5/15/01         24,996,920
  98,500,000  MORGAN STANLEY, DEAN WITTER,
              DISCOVER & COMPANY                    6.60        3/16/01         98,500,000
 123,300,000  UNILEVER CAPITAL CORPORATION          6.65         9/7/01        123,300,000

                                                                               381,792,914
TOTAL VARIABLE & FLOATING RATE NOTES (COST
$381,792,914)
                                                                            --------------
COMMERCIAL PAPER - 51.70%
  44,580,000  ACE OVERSEAS CORPORATION              6.99{::}    12/4/00         44,053,399
  43,972,000  ALPINE SECURITIZATION
              CORPORATION                           6.59{::}   10/26/00         43,779,989
  50,000,000  ATLANTIS ONE FUNDING
              CORPORATION                           6.63{::}    10/6/00         49,963,611
  80,000,000  BANK OF AMERICA CORPORATION           6.47{::}   10/12/00         79,860,889
  20,000,000  BANK OF AMERICA CORPORATION           6.82{::}     2/9/01         19,524,056
  61,200,000  BAVARIA TRR CORPORATION               6.68{::}    4/17/01         59,043,244
  40,400,000  BAVARIA TRR CORPORATION               6.69{::}    4/17/01         38,975,154
  42,600,000  BEAR STEARNS COMPANIES,
              INCORPORATED                          6.75{::}    5/30/01         40,773,881
  25,000,000  BETA FINANCE, INCORPORATED            6.15{::}    10/6/00         25,000,000
  61,000,000  BETA FINANCE, INCORPORATED            6.47{::}   10/13/00         60,883,321
  32,000,000  CC (USA), INCORPORATED                6.77{::}    3/15/01         32,000,000
  30,000,000  CC (USA), INCORPORATED                6.79{::}    3/15/01         30,000,000
  51,700,000  COMPASS SECURITIZATION, LLC           6.46{::}   10/16/00         51,574,340
  45,000,000  COMPASS SECURITIZATION, LLC           6.81{::}    1/10/01         44,172,500
  34,500,000  CREDIT SUISSE FIRST BOSTON            6.71{::}     2/1/01         33,737,704
  99,362,000  CROWN POINT CAPITAL COMPANY
              LLC                                   6.59{::}   10/20/00         99,036,590
  31,392,000  CXC INCORPORATED                      6.56{::}    10/6/00         31,369,223
  18,500,000  DORADA FINANCE, INCORPORATED          6.77{::}    3/15/01         18,500,000
  12,000,000  GAP INCORPORATED                      6.76{::}    9/21/01         12,000,000
 106,200,000  GE CAPITAL SERVICE                    6.75{::}    1/30/01        103,877,760
  75,500,000  GENERAL ELECTRIC CAPITAL
              INTERNATIONAL FUNDING                 6.75{::}     2/2/01         73,815,532
  69,550,000  GOLDMAN SACHS GROUP,
              INCORPORATED LP                       6.74{::}     2/7/01         67,937,677
  80,000,000  GOVCO, INCORPORATED                   6.65{::}   10/23/00         79,694,800
  82,000,000  GOVCO, INCORPORATED                   6.68{::}    11/2/00         81,536,085
  25,300,000  GREYHAWK FUNDING                      6.76{::}     2/2/01         24,734,672
  50,000,000  HALOGEN CAPITAL COMPANY LLC           6.57{::}   10/16/00         49,872,833
  15,000,000  HALOGEN CAPITAL COMPANY LLC           6.58{::}   10/16/00         14,961,850
  75,000,000  INTERNATIONAL SECURITIZATION
              CORPORATION                           6.57{::}   10/11/00         74,877,563
  28,550,000  J.P. MORGAN & COMPANY,
              INCORPORATED                          6.45{::}   10/11/00         28,505,426
   9,700,000  K2 (USA) LLC                          6.78{::}    2/16/01          9,458,214
 107,000,000  LEXINGTON PARKER CAPITAL
              COMPANY LLC                           6.74{::}     3/2/01        104,073,789

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000 (UNAUDITED)      OVERLAND EXPRESS
SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$ 35,600,000  MOAT FUNDING, LLC                     6.95%{::}    12/4/00    $   35,181,344
  18,750,000  MOAT FUNDING, LLC                     6.93{::}   12/13/00         18,498,750
  14,700,000  MOAT FUNDING, LLC                     6.93{::}   12/14/00         14,500,284
  22,500,000  MOAT FUNDING, LLC                     6.73{::}    1/26/01         22,025,125
  61,000,000  MOAT FUNDING, LLC                     6.91{::}     2/7/01         59,553,352
  25,000,000  MOAT FUNDING, LLC                     7.26{::}    2/13/01         24,358,848
  69,639,000  PERRY GLOBAL FUNDING LTD.             6.62{::}   10/18/00         69,436,583
  18,600,000  SIGMA FINANCE INCORPORATED            6.74{::}     5/3/01         17,889,078
  24,100,000  SIGMA FINANCE INCORPORATED            6.77{::}    5/22/01         23,096,690
  70,000,000  SIGMA FINANCE INCORPORATED            6.85{::}     2/2/01         68,417,913
  50,000,000  SIGMA FINANCE INCORPORATED            6.47{::}   10/12/00         49,913,056
  23,100,000  SIGMA FINANCE INCORPORATED            6.73{::}    6/15/01         22,047,052
  65,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.15{::}    1/19/01         65,000,000
  41,300,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.85{::}     2/6/01         40,335,485
  61,000,000  SPECIAL PURPOSE ACCOUNTS
              RECEIVABLE COOPERATIVE
              CORPORATION                           6.61{::}    2/23/01         61,000,000
   4,776,000  SYDNEY CAPITAL CORPORATION            6.93{::}   12/21/00          4,704,891
  26,978,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED           6.56{::}   10/10/00         26,938,852
  59,343,000  THAMES ASSET GLOBAL
              SECURITIZATION INCORPORATED           6.70{::}    1/16/01         58,196,757
  67,000,000  VENTURES BUSINESS TRUST               6.69{::}   10/16/00         66,828,554

                                                                             2,275,516,716
TOTAL COMMERCIAL PAPER (COST $2,275,516,716)
                                                                            --------------
CORPORATE BONDS & NOTES - 5.62%
  45,770,000  BANK OF AMERICA CORPORATION           6.83        1/22/01         45,770,000
  20,000,000  BETA FINANCE INCORPORATED             6.77        3/15/01         20,000,000
  40,000,000  BETA FINANCE INCORPORATED             6.82        2/15/01         40,000,000
  48,000,000  CC (USA) INCORPORATED                 7.12         5/5/01         48,000,000
  10,000,000  GOLDMAN SACHS GROUP
              INCORPORATED                          6.50       12/22/00         10,000,000
  33,500,000  MARSHALL & ISLEY CORPORATION          6.81        3/21/01         33,500,000
  50,000,000  U.S. BANK N.A.                        5.92        10/2/00         50,000,000

                                                                               247,270,000
TOTAL CORPORATE BONDS & NOTES (COST
$247,270,000)
                                                                            --------------
CERTIFICATES OF DEPOSIT - 15.88%
  35,000,000  ABN AMRO BANK                         6.72        2/12/01         34,996,372
  35,000,000  CANADIAN IMPERIAL BANK OF
              COMMERCE                              6.57        1/29/01         34,995,664
  47,000,000  COMMERZBANK NY                        6.77        2/28/01         46,994,541
  35,000,000  DEUTSCHE BANK NY                      6.07       10/10/00         34,999,672
  70,000,000  DRESDNER BANK AG                      7.10        5/15/01         70,000,000
  67,000,000  DRESDNER BANK AG                      6.81        5/11/01         67,000,000
  66,800,000  NATEXIS BANK                          6.77        2/26/01         66,865,165
 172,700,000  SOUTHTRUST BANK                       6.88         1/8/01        172,700,000
  15,500,000  SOUTHTRUST BANK                       6.87        1/10/01         15,500,000
  50,000,000  U.S. BANK                             6.59        1/16/01         50,000,000
  55,000,000  UNION BANK OF SWITZERLAND             6.22       12/11/00         54,992,462
  50,000,000  UNION BANK OF SWITZERLAND             6.24        12/6/00         49,994,060

                                                                               699,037,936
TOTAL CERTIFICATES OF DEPOSIT (COST
$699,037,936)
                                                                            --------------
TIME DEPOSITS - 12.63%
 100,000,000  BANCA COMMERCIALE ITALIANA,
              LONDON                                6.75        10/2/00        100,000,000
 100,000,000  BANQUE BRUXELLES LAMBERT,
              LONDON                                6.75        10/2/00        100,000,000

OVERLAND EXPRESS SWEEP FUND            PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30,
2000 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                   INTEREST RATE  MATURITY DATE      VALUE
TIME DEPOSITS (continued)
$150,000,000  BARCLAY'S BANK, LONDON                6.73%       10/2/00     $  150,000,000
 100,000,000  CAISSE DES DEPOTS ET
              CONSIGNATIONS, PARIS                  6.73        10/2/00        100,000,000
 105,790,247  MERITA BANK, GRAND CAYMAN             6.75        10/2/00        105,790,247

                                                                               555,790,247
TOTAL TIME DEPOSITS (COST $555,790,247)
                                                                            --------------
REPURCHASE AGREEMENTS - 2.73%
 120,000,000  GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT                  6.75        10/2/00        120,000,000
                                                                            --------------

                                                                               120,000,000
TOTAL REPURCHASE AGREEMENTS (COST
$120,000,000)
                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,386,907,813)*                      99.67% $4,386,907,813
OTHER ASSETS AND LIABILITIES, NET            0.33      14,606,214
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $4,401,514,027
                                          -------  --------------

 ++  VARIABLE RATE.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000 (UNAUDITED)   OVERLAND
EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                    OVERLAND EXPRESS
                                                          SWEEP FUND
--------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT AMORTIZED COST................  $  4,386,907,813
  RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER
    RECEIVABLES...................................        37,580,015
                                                    ----------------
TOTAL ASSETS......................................     4,424,487,828
                                                    ----------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....         3,422,616
  PAYABLE TO OTHER RELATED PARTIES................         1,286,461
  ACCRUED EXPENSES AND OTHER LIABILITIES..........           767,072
  DIVIDENDS PAYABLE...............................        17,497,652
                                                    ----------------
TOTAL LIABILITIES.................................        22,973,801
                                                    ----------------
TOTAL NET ASSETS..................................  $  4,401,514,027
                                                    ----------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------
  PAID-IN CAPITAL.................................  $  4,401,936,873
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................          (422,846)
                                                    ----------------
TOTAL NET ASSETS..................................  $  4,401,514,027
                                                    ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------
NET ASSETS........................................  $  4,401,514,027
SHARES OUTSTANDING................................     4,401,947,506
NET ASSET VALUE AND OFFERING PRICE PER SHARE......  $           1.00
                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    OVERLAND EXPRESS
                                                          SWEEP FUND
--------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST........................................  $    134,893,648
                                                    ----------------
TOTAL INVESTMENT INCOME...........................       134,893,648
                                                    ----------------

EXPENSES
  ADVISORY FEES...................................         9,245,674
  ADMINISTRATION FEES.............................         3,081,892
  CUSTODY.........................................           410,919
  SHAREHOLDER SERVICING FEES......................         6,163,783
  PORTFOLIO ACCOUNTING FEES.......................           102,730
  TRANSFER AGENT..................................           102,730
  DISTRIBUTION FEES...............................         6,163,783
  LEGAL AND AUDIT FEES............................           126,277
  REGISTRATION FEES...............................           190,717
  DIRECTORS' FEES.................................             2,664
  SHAREHOLDER REPORTS.............................            44,714
  OTHER...........................................            46,530
                                                    ----------------
TOTAL EXPENSES....................................        25,682,413
                                                    ----------------
                                                    ----------------
NET INVESTMENT INCOME.............................       109,211,235
                                                    ----------------
  NET REALIZED GAIN FROM INVESTMENTS..............           107,427
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $    109,318,662
                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                  OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                              OVERLAND EXPRESS SWEEP FUND
                                          ------------------------------------
                                                  (UNAUDITED)
                                                  FOR THE SIX          FOR THE
                                                 MONTHS ENDED       YEAR ENDED
                                           SEPTEMBER 30, 2000   MARCH 31, 2000
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS....................  $    3,863,612,175   $ 3,097,218,696
OPERATIONS:
  NET INVESTMENT INCOME.................         109,211,235       146,044,226
  NET REALIZED GAIN (LOSS) ON SALE OF
    INVESTMENTS.........................             107,427            (5,277)
                                          ------------------   ---------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................         109,318,662       146,038,949
                                          ------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME.................        (109,211,235)     (146,044,226)
CAPITAL SHARE TRANSACTIONS(1):
  PROCEEDS FROM SHARES SOLD.............       6,127,652,534     8,596,587,764
  REINVESTMENT OF DIVIDENDS.............           5,694,334             5,540
  COST OF SHARES REDEEMED...............      (5,595,552,443)   (7,830,194,548)
                                          ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS..........................         537,794,425       766,398,756
                                          ------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS...         537,901,852       766,393,479
                                          ------------------   ---------------

NET ASSETS:
------------------------------------------------------------------------------
  ENDING NET ASSETS.....................  $    4,401,514,027   $ 3,863,612,175
                                          ------------------   ---------------

(1)  SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND                     FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                           BEGINNING               DIVIDENDS
                           NET ASSET         NET    FROM NET
                           VALUE PER  INVESTMENT  INVESTMENT
                               SHARE      INCOME      INCOME
------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00        0.03       (0.03)
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.04       (0.04)
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00        0.04       (0.04)
JANUARY 1, 1998 TO
  MARCH 31, 1998.........  $    1.00        0.01       (0.01)
JANUARY 1 , 1997 TO
  DECEMBER 31, 1997......  $    1.00        0.04       (0.04)
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $    1.00        0.04       (0.04)

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                              ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           NET ASSET  -------------------------------------------                NET ASSETS AT
                           VALUE PER  NET INVESTMENT          NET           GROSS       TOTAL    END OF PERIOD
                               SHARE       INCOME(1)  EXPENSES(1)  EXPENSES(1)(2)      RETURN  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2000 TO
  SEPTEMBER 30, 2000.....  $    1.00           5.32%        1.25%           1.25%       2.68%  $     4,401,514
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00           4.29%        1.25%           1.29%       4.32%  $     3,863,612
APRIL 1, 1998 TO
  MARCH 31, 1999.........  $    1.00           4.16%        1.25%           1.28%       4.26%  $     3,097,219
JANUARY 1, 1998 TO
  MARCH 31, 1998.........  $    1.00           4.49%        1.25%           1.26%       1.11%  $     2,594,910
JANUARY 1 , 1997 TO
  DECEMBER 31, 1997......  $    1.00           4.40%        1.24%           1.26%       4.47%  $     2,956,090
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......  $    1.00           4.20%        1.24%           1.26%       4.29%  $     2,002,725

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the Overland Express Sweep Fund (the "Fund"), a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions

NOTES TO FINANCIAL STATEMENTS                        OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

  applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.
   The Overland Express Sweep Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains as follows:

                                                            Capital Loss
    Date                                      Year Expires  Carryforwards
    MARCH 31, 2000                                  2003      $513,061

                                                    2005         8,595

                                                    2008         8,617

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Overland Express Sweep Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Overland Express Sweep Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay to Stephens Inc. (Stephens), as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.30% of the Fund's average daily net assets. The distribution fees paid on behalf of the Fund for the period ended September 30, 2000 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Fund with WFB whereby WFB provides administrative services to the Trust and is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of the Fund. WFB will continue to provide sub-transfer agency services to the Fund.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged 0.30% of the average daily net assets of the Fund for these services. The shareholder servicing fees paid on behalf of the Fund for the period ended September 30, 2000 were $6,163,783.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Fund. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund. Certain officers of the Trust were also officers of Stephens for a portion of the period. As of September 30, 2000, Stephens owned 140,490 shares of the Overland Express Sweep Fund.

OVERLAND EXPRESS SWEEP FUND                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9. REORGANIZATION
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares. The Stagecoach Overland Express Sweep Fund was reorganized into the Trust's Overland Express Sweep Fund at this time.

LIST OF ABBREVIATIONS                                OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                            --    ASSOCIATION OF BAY AREA GOVERNMENTS
ADR                             --    AMERICAN DEPOSITORY RECEIPTS
AMBAC                           --    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT                             --    ALTERNATIVE MINIMUM TAX
ARM                             --    ADJUSTABLE RATE MORTGAGES
BART                            --    BAY AREA RAPID TRANSIT
CDA                             --    COMMUNITY DEVELOPMENT AUTHORITY
CDSC                            --    CONTINGENT DEFERRED SALES CHARGE
CGIC                            --    CAPITAL GUARANTY INSURANCE COMPANY
CGY                             --    CAPITAL GUARANTY CORPORATION
CMT                             --    CONSTANT MATURITY TREASURY
COFI                            --    COST OF FUNDS INDEX
CONNIE LEE                      --    CONNIE LEE INSURANCE COMPANY
COP                             --    CERTIFICATE OF PARTICIPATION
CP                              --    COMMERCIAL PAPER
CTF                             --    COMMON TRUST FUND
DW&P                            --    DEPARTMENT OF WATER & POWER
DWR                             --    DEPARTMENT OF WATER RESOURCES
EDFA                            --    EDUCATION FINANCE AUTHORITY
FGIC                            --    FINANCIAL GUARANTY INSURANCE CORPORATION
FHA                             --    FEDERAL HOUSING AUTHORITY
FHLB                            --    FEDERAL HOME LOAN BANK
FHLMC                           --    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA                            --    FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN                             --    FLOATING RATE NOTES
FSA                             --    FINANCIAL SECURITY ASSURANCE, INC
GNMA                            --    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO                              --    GENERAL OBLIGATION
HFA                             --    HOUSING FINANCE AUTHORITY
HFFA                            --    HEALTH FACILITIES FINANCING AUTHORITY
IDA                             --    INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR                           --    LONDON INTERBANK OFFERED RATE
LLC                             --    LIMITED LIABILITY CORPORATION
LOC                             --    LETTER OF CREDIT
LP                              --    LIMITED PARTNERSHIP
MBIA                            --    MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR                            --    MULTI-FAMILY HOUSING REVENUE
MUD                             --    MUNICIPAL UTILITY DISTRICT
MTN                             --    MEDIUM TERM NOTE
PCFA                            --    POLLUTION CONTROL FINANCE AUTHORITY
PCR                             --    POLLUTION CONTROL REVENUE
PFA                             --    PUBLIC FINANCE AUTHORITY
PLC                             --    PRIVATE PLACEMENT
PSFG                            --    PUBLIC SCHOOL FUND GUARANTY
RAW                             --    REVENUE ANTICIPATION WARRANTS
RDA                             --    REDEVELOPMENT AUTHORITY
RDFA                            --    REDEVELOPMENT FINANCE AUTHORITY
R&D                             --    RESEARCH & DEVELOPMENT
SFMR                            --    SINGLE FAMILY MORTGAGE REVENUE
STEERS                          --    STRUCTURED ENHANCED RETURN TRUST
TBA                             --    TO BE ANNOUNCED
TRAN                            --    TAX REVENUE ANTICIPATION NOTES
USD                             --    UNIFIED SCHOOL DISTRICT
V/R                             --    VARIABLE RATE
WEBS                            --    WORLD EQUITY BENCHMARK SHARES

  More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, fax or e-mail to:

  Wells Fargo Funds
  P.O. Box 8266
  Boston, MA 02266-8266
  Fax: 1-415-977-9301
  E-mail: WFFUNDS@wellsfargo.com

  Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

  [LOGO]

 P.O. Box 8266
 Boston, MA 02266-8266

 DATED MATERIAL
 PLEASE EXPEDITE

[RECYCLED LOGO]                                                   SAR 11 (11/00)